Partners' Capital Distributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Paid in kind unit distributions	$ 138,685	$ 118,762	$ 137,775
Series A
Class of Stock [Line Items]
Paid in kind unit distributions	19,123	16,978	15,812
Series B
Class of Stock [Line Items]
Paid in kind unit distributions	0	1,373	2,220
Series C
Class of Stock [Line Items]
Paid in kind unit distributions	9,487	0	0
Series D
Class of Stock [Line Items]
Paid in kind unit distributions	963	0	2,436
Limited Partner
Class of Stock [Line Items]
Paid in kind unit distributions	101,561	93,622	114,612
General Partner
Class of Stock [Line Items]
Paid in kind unit distributions	7,551	6,789	2,695
Paid
Class of Stock [Line Items]
Paid in kind unit distributions	112,136	100,411	119,965
Paid | Series A
Class of Stock [Line Items]
Paid in kind unit distributions	4,935	0	2,658
Paid | Series C
Class of Stock [Line Items]
Paid in kind unit distributions	3,089	0	0
Paid | Limited Partner
Class of Stock [Line Items]
Paid in kind unit distributions	101,561	93,622	114,612
Paid | General Partner
Class of Stock [Line Items]
Paid in kind unit distributions	2,551	6,789	2,695
Accrued
Class of Stock [Line Items]
Paid in kind unit distributions	7,103	0	0
Accrued | Series A
Class of Stock [Line Items]
Paid in kind unit distributions	2,514	0	0
Accrued | Series C
Class of Stock [Line Items]
Paid in kind unit distributions	3,626	0	0
Accrued | Limited Partner
Class of Stock [Line Items]
Paid in kind unit distributions	0	0	0
Paid-in-kind units
Class of Stock [Line Items]
Paid in kind unit distributions	14,446	18,351	17,810
Paid-in-kind units | Series A
Class of Stock [Line Items]
Paid in kind unit distributions	11,674	16,978	13,154
Paid-in-kind units | Series B
Class of Stock [Line Items]
Paid in kind unit distributions	0	1,373	2,220
Paid-in-kind units | Series C
Class of Stock [Line Items]
Paid in kind unit distributions	2,772	0	0
Paid-in-kind units | Series D
Class of Stock [Line Items]
Paid in kind unit distributions	0	0	0
Accrued | General Partner
Class of Stock [Line Items]
Paid in kind unit distributions	0	0	0
Additional Blackwater acquisition consideration
Class of Stock [Line Items]
Paid in kind unit distributions	5,000	0	0
Additional Blackwater acquisition consideration | General Partner
Class of Stock [Line Items]
Paid in kind unit distributions	5,000	0	0
American Midstream Partners L. P. | Accrued | Series D
Class of Stock [Line Items]
Paid in kind unit distributions	963	0	0
JPE Energy Partners | Paid-in-kind units | Series D
Class of Stock [Line Items]
Paid in kind unit distributions	$ 0	$ 0	$ 2,436